SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 12, 2025
Accounting Policies [Line Items]
Impairment of long lived assets held for use	$ 519	$ 542	$ 1,997
Revenue from LiDAR	9,479	6,311	5,651
Revenues from application engineering services	37,247	17,957	15,225
Sale of machinery including adjustments	10,000
Revenues from transferring control of machinery to customer, at a point in time	7,156
Revenue recognized over time from machinery adjustments	1,207
Deferred revenue, revenue recognized	272	6,865
Performance obligations transaction price	7,633
Performance obligations transaction price recorded as short-term deferred revenues	$ 0
Severance pay percentage of monthly salary contribution to the fund	8.33%
Severance pay expense	$ 3,394	$ 3,537	$ 3,723
Percentage of investment portfolio not to invest more in single security at time of purchase	5.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5			$ 1.69
Number of private warrants outstanding				23,021,582
Public warrants [Member]
Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	11.5
Private warrants [Member]
Accounting Policies [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5